Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments (Detail) ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Investments Debt Securities [Abstract]
Due in 1 year			¥ 505
Due in 1 year through 5 years	¥ 1,550	$ 220	10
Due in 5 year through 10 years			1,486
Not due at a single maturity date	2,051	290	1,969
Total	¥ 3,601	$ 510	¥ 3,970